Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2023
Other Current Assets [Abstract]
Schedule of Other Current Assets
	Years Ended June 30,
	2023	2022

Prepayments	2,569,522	1,601,697
Other	39,764	10,232
Total	2,609,286	1,611,929